Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 19, 2012
Dynamic Allocation Fund (Prospectus Summary) | Dynamic Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objectives are capital appreciation and current income while managing net equity exposure.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity contract or variable life insurance policy ("Variable Contracts"), as defined herein, in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Fund, you pay the expenses of the
Fund and indirectly pay a proportionate share of the expenses of the investment companies in which the Fund invests (the "Underlying Funds").
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portion of the Fund that operates as a Fund-of-Funds does not pay transaction costs when it buys and sells shares of Underlying Funds (or "turns over" its portfolio). An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the performance of both the
Underlying Funds and the Fund. The Fund does, however, pay transaction costs when it buys and sells the financial instruments held in the Overlay Component of the Fund (defined below). The Fund has not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for a full fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all contractual expense limitations and fee waivers, including any expense limitations and fee waivers for the Underlying Funds, remain in effect only for the period ending September 30, 2014. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objectives by investing under normal conditions approximately 70% to 90% of its assets in shares of the Underlying Funds, which are portfolios of VALIC Company I ("VC I") and VALIC Company II ("VC II"),
(collectively, the "Underlying Companies") (the "Fund-of-Funds Component") and
10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds ("ETFs"), fixed income securities and short-term investments (the
"Overlay Component").

The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Funds investing primarily in equity securities and 20% to 50% of its assets to Underlying Funds investing primarily in fixed income securities and short-term investments, which may include mortgage--and asset-backed securities, to seek capital appreciation and generate income.

The Overlay Component will invest in derivative instruments, as well as ETFs, to manage the Fund's net equity exposure. The derivative instruments used by the
Overlay Component will primarily consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. (As used throughout this prospectus, "net equity exposure" means the
Fund's level of exposure to the equity market through Underlying Funds investing primarily in equities, plus or minus the notional amount (meaning the fixed amount of the face value of these instruments) of a long or short position in equities obtained through the use of derivatives or other instruments in the
Overlay Component.) Through the use of ETFs and derivative instruments, the
Fund's net equity exposure may be adjusted down to a minimum of 25% or up to a maximum of 100%, although average net equity exposure over long term periods is expected to be approximately 60%-65%. When the Fund purchases a derivative to increase the Fund's net equity exposure, it is using derivatives for speculative purposes. When the Fund sells derivatives instruments short to reduce the Fund's net equity exposure, it is using derivatives for hedging purposes.

The Overlay Component will also invest in fixed income securities and short-term investments, to generate income, to manage cash flows and liquidity needs of the overall Fund, and to serve as collateral for the derivative instruments used to manage the overall Fund's net equity exposure.

VALIC is the Fund's investment adviser. The Fund is sub-advised by SunAmerica
Asset Management Corp. ("SAAMCo") and AllianceBernstein L.P. ("Alliance
Bernstein"). The Adviser will determine the allocation between the Fund-of-Funds
Component and the Overlay Component. SAAMCo is responsible for managing the
Fund-of-Funds Component's investment in Underlying Funds, so it will determine the target allocation between Underlying Funds that invest primarily in equity securities and Underlying Funds that invest primarily in fixed income securities.
SAAMCo performs an investment analysis of possible investments for the Fund and selects the universe of permitted Underlying Funds as well as the allocation to each Underlying Fund. SAAMCo utilizes many factors, including research provided by an independent consultant. The consultant provides statistical analysis and fund modeling to SAAMCo with respect to the Fund's investment allocation among the Underlying Funds, but does not have any advisory or fund transaction authority with regard to the Fund. SAAMCo , not the Fund, pays the consultant. The Adviser may change the Fund's asset allocation between the Fund-of-Funds Component and the Overlay Component from time to time without prior notice. SAAMCo may also change the Fund-of-Funds Component's allocation among the Underlying Funds, and may invest in other funds not currently among the Underlying Funds, from time to time without prior notice to investors.

The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Funds that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Funds that invest primarily in small-
and mid-cap U.S. companies and foreign companies. The Fund normally does not expect to have more than 25% of its total assets allocated to Underlying Funds investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Funds investing primarily in emerging markets. The
Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Funds that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but the Fund normally does not expect to have more than 5% of total assets allocated to Underlying Funds investing primarily in high-yield, high-risk bonds (commonly known as "junk bonds"). Fund cash flows are expected to be the primary tool used to maintain or move Underlying Fund exposure close to target allocations, but sales and purchases of Underlying Funds may also be used to change or remain near target allocations.

The Overlay Component comprises the remaining 10%-30% of the Fund's total assets. AllianceBernstein is responsible for managing the Overlay Component, which includes management of the derivative instruments, ETFs, fixed income securities and short-term investments.

AllianceBernstein may invest the Overlay Component in derivative instruments to increase or decrease the Fund's overall net equity exposure and, therefore, its volatility and return potential. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High levels of volatility may result from rapid and dramatic price swings. Through its use of derivative instruments, AllianceBernstein may adjust the Fund's net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the operation of the formula (as described below) is expected to result in an average net equity exposure over long term periods of approximately 60%-65%. The Fund's net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures, or ETFs, as the allocation among Underlying Funds in the Fund-of-Funds Component is expected to remain fairly stable. For example, when the market is in a state of higher volatility, AllianceBernstein may decrease the Fund's net equity exposure by taking a short position in derivative instruments. A short sale involves the sale by the Fund of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price.
The operation of the Overlay Component may therefore expose the Fund to leverage.
Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities.

AllianceBernstein will manage the Fund's net equity exposure pursuant to a formula provided by the Adviser and developed by affiliated insurance companies of the Adviser. The formula is based on historic equity market volatility, as measured through price movements in the S&P 500® Index, and is intended to provide guidance to AllianceBernstein with respect to the allocation of the
Overlay Component's assets among general categories. AllianceBernstein is responsible for determining in which securities or derivative instruments to invest and for making the Overlay Component investments for the Fund. As estimated equity market volatility decreases or increases, AllianceBernstein will adjust the Fund's net equity exposure up or down in an effort to maintain a relatively stable exposure to equity market volatility over time, subject to the minimum and maximum net equity exposure ranges listed above. No assurance can be made that such adjustment will have the intended effect. The formula used by AllianceBernstein may change over time based on proposals by the affiliated insurance companies. Any changes to the formula proposed by the affiliated insurance companies will be implemented only if they are approved by the Adviser and the Fund's Board of Directors, including a majority of the
Independent Directors.

The Fund's performance may be lower than similar Funds that do not seek to manage their equity exposure. If AllianceBernstein increases the Fund's net equity exposure and equity markets decline, the Fund may underperform traditional or static allocation funds. Likewise, if AllianceBernstein reduces the Fund's net equity exposure and equity markets rise, the Fund may also underperform traditional or static allocation funds.

In addition to managing the Fund's overall net equity exposure as described above, AllianceBernstein will, within established guidelines, manage the Overlay
Component in an attempt to generate income, manage Fund cash flows and liquidity needs, and manage collateral for the derivative instruments. AllianceBernstein will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by AllianceBernstein to be of comparable quality. At least 50% of the Overlay Component's fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Fund or to serve as collateral. AllianceBernstein may also invest the Overlay Component in derivative instruments to generate income and manage
Fund's cash flows and liquidity needs.

The following chart sets forth the initial target allocations of the Fund on or about December 19, 2012, to equity and fixed income Underlying Funds and securities. These target allocations represent how the Fund's assets will initially be allocated, and  do not take into account any change in net equity exposure from use of derivatives in the Overlay Component. The Fund's subsequent actual allocations could vary substantially from the target allocations due to both market valuation changes and AllianceBernstein's management of the Overlay
Component in response to volatility changes.

               Asset Class                       % of Total Fund
               Equity                                          60%
                 U.S. Large Cap                              40.0%
                 U.S. Small and Mid Cap                       8.0%
                 Foreign Equity                              10.4%
                 Alternatives (REITs)                         1.6%
               Fixed Income                                    40%
                 U.S. Investment Grade                       37.6%
                 U.S. High Yield and MultiSector              1.6%
Foreign Fixed Income .8%
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objectives will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objectives. If the value of the assets of the Fund goes down, you could lose money.

There are direct and indirect risks of investing in the Fund. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections "Additional Information about the Fund's Investment Strategies and Investment Risks" and the "Investment
Glossary" in the Prospectus, any of which could cause the Fund's return, the price of the Fund's shares or the Fund's yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its investment objectives, which are not described here.

Market Risk. Market risk is both a direct and indirect risk of investing in the Fund. The Fund's or an Underlying Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser's assessment of companies held in an Underlying Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's or an Underlying Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable Funds.

Derivatives Risk. Derivatives risk is both a direct and indirect risk of investing in the Fund. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Fund or an Underlying Fund, the Fund or
Underlying Fund will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Fund or Underlying Fund will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. By purchasing over-the-counter derivatives, the Fund or Underlying Fund is exposed to credit quality risk of the counterparty.

Counterparty Risk. Counterparty risk is both a direct and indirect risk of investing in the Fund. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Fund or an Underlying Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund or an Underlying Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Risks of Leverage. Leverage risk is a direct risk of investing in the Fund.
Certain ETFs, managed futures instruments, and some other derivatives the Fund buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment.
The Fund's use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment.
When the Fund uses futures and other derivatives for leverage, a shareholder's investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments.

Risk of Investing in Bonds. This is both a direct and indirect risk of investing in the Fund. As with any fund that invests significantly in bonds, the value of an investment in the Fund or an Underlying Fund may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults)
by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Interest Rate Fluctuations Risk. Interest rate risk is both a direct and indirect risk of investing in the Fund. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises.
Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the Fund's or an Underlying Fund's yield may become negative, which may result in a decline in the value of your investment.

Credit Risk. Credit risk is both a direct and indirect risk of investing in the
Fund. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government.
The Fund or an Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Hedging Risk. Hedging risk is both a direct and indirect risk of investing in this Fund. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges by Underlying Funds, there is an additional risk, to the extent that these transactions create exposure to currencies in which an Underlying Fund's securities are not denominated.

Short Sales Risk. Short sale risk is both a direct and indirect risk of investing in the Fund. Short sales by the Fund or an Underlying Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.

U.S. Government Obligations Risk. This is both a direct and indirect risk of investing in the Fund. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the
U.S. Treasury.

Risk of Investing in Money Market Securities. This is both a direct and indirect risk of investing in the Fund. An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Active Trading Risk. The Fund and Underlying Funds may engage in frequent trading of Fund securities to achieve their investment objectives. Active trading may result in high Fund turnover and correspondingly greater brokerage commissions and other transaction costs for the Fund and Underlying Funds.

Other principal direct risks of investing in the Fund also include:

Dynamic Allocation Risk. The Fund's risks will directly correspond to the risks of the Underlying Funds and other direct investments in which it invests. The
Fund is subject to the risk that the investment process that will determine the selection of the Underlying Funds and the volatility formula that will be used to determine the allocation and reallocation of the Fund's assets among the various asset classes and instruments may not produce the desired result. The
Fund is also subject to the risk that AllianceBernstein may be prevented from trading certain derivatives effectively or in a timely manner.

Risk of Conflict with Insurance Company Interests. Managing the Fund's net equity exposure may serve to reduce the risk from equity market volatility to the affiliated insurance companies and facilitate their ability to provide guaranteed benefits associated with certain Variable Contracts. While the interests of Fund shareholders and the affiliated insurance companies providing guaranteed benefits associated with the Variable Contracts are generally aligned, the affiliated insurance companies (and the Adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Fund's management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Fund's performance may be lower than similar Funds that do not seek to manage their equity exposure.

Investment Company Risk. The risks of the Fund owning the Underlying Funds, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying Fund of securities.
Disruptions in the markets for the securities held by the Underlying Funds and
ETFs purchased or sold by the Fund could result in losses on the Fund's investment in such securities. The Underlying Funds and ETFs also have fees that increase their costs versus owning the underlying securities directly.

Risks of Exchange Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a Fund of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Affiliated Fund Risk. In managing the Fund that invests in Underlying Funds,
SAAMCo will have the authority to select and substitute the Underlying Funds.
SAAMCo may be subject to potential conflicts of interest in allocating the
Fund's assets among the various Underlying Funds because the fees payable to it by the Adviser for some of the Underlying Funds are higher than the fees payable by other Underlying Funds and because SAAMCo also is responsible for managing and administering certain of the Underlying Funds.

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission
("CFTC") adopted certain regulatory changes that, when effective, could subject the Fund's investment adviser to CFTC regulation as a commodity pool operator.
Compliance with these additional registration and regulatory requirements would increase Fund expenses. The impact of the rule changes on the operations of the
Fund and VALIC is not fully known at this time. The Fund and VALIC are continuing to analyze the effect of these rules changes on the Fund.

Indirect principal risks of investing in the Fund (direct risks of investing in the Underlying Funds) include:

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying Fund's value may not rise as much as the value of
Funds that emphasize smaller companies.

"Passively Managed" Strategy Risk. An Underlying Fund following a passively managed strategy will not deviate from its investment strategy. In most cases, it will involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. The Fund will not sell securities in its portfolio and buy different securities for other reasons, even if there are adverse developments concerning a particular security, company or industry. There can be no assurance that the strategy will be successful.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Growth Stock Risk. Growth stocks are historically volatile, which will affect certain Underlying Funds.

Value Investing Risk. The investment adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, which will affect certain Underlying Funds.

Foreign Investment Risk. The value of an investment in foreign securities may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit rating typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than investment grade bonds.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to "prepayment risk"
and "extension risk." Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and an Underlying Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund had not commenced operations. No performance information is currently available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund had not commenced operations. No performance information is currently available.
Dynamic Allocation Fund (Prospectus Summary) | Dynamic Allocation Fund | Dynamic Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and Expense Reimbursement (Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (Recoupment)	rr_NetExpensesOverAssets	0.92%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-09-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for a full fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, The Variable Annuity Life Insurance Company ("VALIC" or the "Adviser") has contractually agreed, for the period from the Fund's inception through September 30, 2014, to waive its fees and/or reimburse expense to the extent that the Total Annual Fund Operating Expenses exceed 0.32%. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. Any waivers or reimbursements made by VALIC with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payments to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. This agreement may be modified or discontinued prior to September 30, 2014, only with the approval of the Board of Directors of the Fund, including a majority of the Independent Directors.